Trade And Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables
9.	Trade and other receivables

	At 31 December
In USD	2021	2020
Trade receivables	4,223,645	2,524,153
Customer wallet receivables	1,329,364	449,275
Accrued income	3,038,259	889,140
Less: provision for expected credit losses	(2,403,782)	(1,076,678)

	6,187,486	2,785,890
Other receivables	415,754	74,226

	6,603,240	2,860,116

Trade receivables are
non-interest
bearing and are generally on up to 60 days terms. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured. Provision for expected credit losses for receivables consists of the following:

	At 31 December
In USD	2021	2020
Provision for expected credit losses for trade receivables	(1,857,436)	(816,655)
Provision for expected credit losses for customer wallet receivables	(546,346)	(260,023)

	(2,403,782)	(1,076,678)

The movement in provision for expected credit losses are as follows:

In USD	2021	2020
At 1 January	1,076,678	347,822
Charge during the year	1,327,104	728,856

At 31 December	2,403,782	1,076,678